CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY ( DEFICIT) (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Series AA Preferred Stock	Series N C Preferred Stock [Member]	Common Stock [Member]	Series M Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Contributed Capital [Member]	Total
Beginning balance, value at Sep. 30, 2020	$ 25	$ 0		$ 107	$ 3	$ 8,516,821	$ (16,583,666)	$ 731,711	$ (7,334,998)
Ending balance, Shares at Sep. 30, 2020	254,703	34		1,070,544	29,338
Shares issued for Debt				$ 4		3,748			3,752
Shares issued for Debt, Shares				38,484
Shares issued for Interest				$ 1		1,451		0	1,452
Shares Issued For Interest, Shares				14,893
Shares issued for Debt				$ 4		3,896			3,900
Shares issued for Debt, Shares				40,005
Shares issued for Interest				$ 2		1,553			1,555
Shares Issued For Interest, Shares				15,951
Shares issued for Debt				$ 4		7,296			7,300
Shares issued for Debt, Shares				40,556
Shares issued for Interest				$ 2		3,140			3,142
Shares Issued For Interest, Shares				17,457
Shares issued for Debt				$ 0		429			429
Shares issued for Debt, Shares				2,200
Shares issued for Interest				$ 0		236			236
Shares issued for Interest, Shares				1,213
Shares issued for Interest				$ 2		1,698			1,700
Shares issued for Interest, Shares				17,437
Shares issued for Debt				$ 4		4,026			4,030
Shares issued for Debt, Shares				41,336
Shares issued for Interest				$ 1		1,699			1,700
Shares issued for Interest, Shares				9,922
Shares issued for Interest	$ 1					8,045			8,046
Shares issued for Interest, Shares	8,252
Shares issued for Debt				$ 5		8,195			8,200
Shares Issued for Debt, Shares				45,556
Shares issued for Interest				$ 1		3,249			3,250
Shares issued for Interest, Shares				13,037
Shares issued for Debt	$ 1					12,999			13,000
Shares Issued for Debt, Shares	13,334
Shares issued for Interest				$ 2		2,327			2,329
Shares issued for Interest, Shares				23,889
Shares issued for Debt				$ 6		15,994			16,000
Shares Issued for Debt, Shares				59,259
Ending balance, value at Dec. 31, 2020	$ 28	$ 0		$ 151	$ 3	8,602,285	(14,917,299)	733,576	(5,581,256)
Ending balance, Shares at Dec. 31, 2020	276,290	34		1,507,227	29,338
Shares issued for Debt				$ 5		5,325			5,330
Shares Issued for Debt, Shares				54,670
Net Loss							1,666,367		1,666,367
Shares issued for Fees				$ 0		159			159
Shares issued for Fees, shares				819
Additions to Contributed Capital Quarter ended 3/31/2021								1,865	1,865
Shares issued for Debt				$ 6		5,148			5,154
Shares issued for Debt, Shares				57,267
Shares issued for Interest				$ 6		4,394		0	4,400
Shares Issued For Interest, Shares				58,667
Shares issued for Debt				$ 5		29,995			30,000
Shares issued for Debt, Shares				47,620
Shares issued for Interest				$ 1		4,757			4,758
Shares Issued For Interest, Shares				7,553
Shares issued for Debt				$ 5		5,255			5,260
Shares issued for Debt, Shares				53,952
Shares issued for Interest				$ 3		2,489			2,492
Shares Issued For Interest, Shares				25,561
Shares issued for Debt				$ 4		3,353			3,357
Shares issued for Debt, Shares				44,784
Shares issued for Interest				$ 1		440			441
Shares issued for Interest, Shares				5,883
Shares issued for Interest				$ 6		5,744			5,750
Shares issued for Interest, Shares				63,889
Shares issued for Debt				$ 1		999			1,000
Shares issued for Debt, Shares				11,111
Shares issued for Interest				$ 0		84			84
Shares issued for Interest, Shares				1,120
Shares issued for Interest				$ 0		74			74
Shares issued for Interest, Shares				987
Shares issued for Debt				$ 5		3,410			3,415
Shares Issued for Debt, Shares				45,546
Shares issued for Debt				$ 3		1,922			1,925
Shares Issued for Debt, Shares				25,680
Ending balance, value at Mar. 31, 2021	$ 28	$ 0	$ 0	$ 196	$ 3	8,670,350	(14,475,117)	733,826	(5,070,713)
Ending balance, Shares at Mar. 31, 2021	276,290	34	0	1,956,847	29,338
Net Loss							442,183		442,183
Additions to Contributed Capital Quarter ended 3/31/2021								250	250
Shares issued for Debt				$ 6		3,105			3,111
Shares issued for Debt, Shares				56,143
Shares issued for Interest				$ 0		49		0	49
Shares Issued For Interest, Shares				523
Preferred Shares issued for Services			$ 0			1			1
Preferred Shares issued for Services, Shares			7
Shares issued for Debt				$ 2		18,998			19,000
Shares issued for Debt, Shares				17,593
Shares issued for Interest				$ 0		4,736			4,736
Shares Issued For Interest, Shares				4,385
Shares issued for Debt				$ 4		3,506			3,510
Shares issued for Debt, Shares				39,002
Shares issued for Interest				$ 2		1,506			1,508
Shares Issued For Interest, Shares				16,756
Shares issued for Debt				$ 7		6,333			6,340
Shares issued for Debt, Shares				65,028
Shares issued for Interest				$ 3		3,176			3,179
Shares issued for Interest, Shares				32,606
Shares issued for Interest				$ 1		679			680
Shares issued for Interest, Shares				7,558
Shares issued for Debt				$ 3		2,285			2,288
Shares issued for Debt, Shares				25,430
Shares issued for Interest				$ 0		17			17
Shares issued for Interest, Shares				241
Shares issued for Interest				$ 1		8,188			8,189
Shares issued for Interest, Shares				6,999
Shares issued for Debt				$ 6		4,232			4,238
Shares Issued for Debt, Shares				59,967
Shares issued for Interest				$ 2		2,262			2,264
Shares issued for Interest, Shares				24,927
Shares issued for Debt				$ 4		46,996			47,000
Shares Issued for Debt, Shares				40,171
Shares issued for Interest				$ 0		3,905			3,905
Shares issued for Interest, Shares				2,893
Contributed Capital Quarter Ended June 30, 2021								2,500	2,500
Shares issued for Debt				$ 8		7,647			7,655
Shares Issued for Debt, Shares				84,282
Shares issued for Interest				$ 1		728			729
Ending balance, value at Jun. 30, 2021	$ 28	$ 0	$ 0	$ 252	$ 3	8,815,938	(21,964,232)	736,326	(12,411,685)
Shares issued for Interest, Shares				7,480
Ending balance, Shares at Jun. 30, 2021	276,290	34	7	2,520,675	29,338
Shares issued for Debt				$ 2		21,998			22,000
Shares Issued for Debt, Shares				16,297
Shares issued for Interest				$ 1		615			616
Shares issued for Interest, Shares				6,321
Shares issued for Debt				$ 1		1,415			1,416
Shares Issued for Debt, Shares				14,529
Shares issued for Debt				$ 1		1,186			1,187
Shares Issued for Debt, Shares				12,181
Shares issued for Debt				$ 2		2,024			2,026
Shares Issued for Debt, Shares				22,515
Net Loss							(7,489,115)		(7,489,115)
Shares issued for Debt				$ 0		500			500
Shares issued for Debt, Shares				3,333
Shares issued for Interest				$ 13		19,331			19,344
Shares Issued For Interest, Shares				128,959
Shares issued for Debt				$ 7		9,993			10,000
Shares issued for Debt, Shares				66,667
Shares issued for Interest				$ 7		9,993			10,000
Shares Issued For Interest, Shares				66,667
Shares issued for Debt				$ 7		9,993			10,000
Shares issued for Debt, Shares				66,667
Shares issued for Interest				$ 0		12,993			12,993
Shares Issued For Interest, Shares				346
Shares issued for Debt				$ 0		35,000			35,000
Shares issued for Debt, Shares				933
Shares issued for Interest	0					24,876			24,876
Shares issued for Interest, Shares				1,327
Shares issued for Interest	0					24,780			24,780
Shares issued for Interest, Shares				1,322
Shares issued for Debt				$ 5		4,195			4,200
Shares issued for Debt, Shares				46,667
Shares issued for Interest	0					18,783			18,783
Shares issued for Interest, Shares				1,252
Shares issued for Debt	$ 0					50,000			50,000
Shares Issued for Debt, Shares	2,667
Shares issued for Debt	$ 0					50,000			50,000
Shares Issued for Debt, Shares	2,667
Shares issued for Debt	$ 0					40,000			40,000
Shares Issued for Debt, Shares	2,667
Ending balance, value at Sep. 30, 2021	$ 28	$ 0	$ 0	$ 290	$ 3	9,126,378	(23,348,900)	736,326	(13,485,877)
Ending balance, Shares at Sep. 30, 2021	288,190	34	7	2,900,914	29,338
Net Loss							(1,384,668)		(1,384,668)
Shares issued for Debt				$ 1		99,999			100,000
Shares issued for Debt, Shares				6,667
Shares issued for Interest				$ 0		26,662		0	26,662
Shares Issued For Interest, Shares				1,777
Shares issued for Debt				$ 1		99,999			100,000
Shares issued for Debt, Shares				6,667
Shares issued for Interest				$ 0		38,837		0	38,837
Shares Issued For Interest, Shares				2,589
Shares issued for Debt				$ 0		50,000			50,000
Shares issued for Debt, Shares				4,015
Shares issued for Interest				$ 0		19,603			19,603
Shares Issued For Interest, Shares				1,574
Shares issued for Debt				$ 1		49,999			50,000
Shares issued for Debt, Shares				10,336
Shares issued for Interest				$ 0		18,575			18,575
Shares issued for Interest, Shares				3,840
Shares issued for Interest				$ 2		74,998			75,000
Shares issued for Interest, Shares				15,504
Shares issued for Debt				$ 1		32,074			32,075
Shares issued for Debt, Shares				6,631
Shares issued for Interest				$ 1		24,999			25,000
Shares issued for Interest, Shares				5,168
Shares issued for Interest				$ 0		10,356			10,356
Shares issued for Interest, Shares				2,141
Shares issued for Debt				$ 0		25,000			25,000
Shares Issued for Debt, Shares				667
Shares issued for Interest				$ 0		8,883			8,883
Shares issued for Interest, Shares				237
Shares issued for Debt	$ 0					50,000			50,000
Shares Issued for Debt, Shares	2,667
Shares issued for Interest	$ 0					23,369			23,369
Shares issued for Interest, Shares	1,246
Shares issued for Debt				$ 1		99,999			100,000
Shares Issued for Debt, Shares				6,838
Shares issued for Interest				$ 0		39,808			39,808
Ending balance, value at Dec. 31, 2021	$ 28	$ 0	$ 0	$ 304	$ 3	10,211,291	(20,703,920)	736,326	(9,755,969)
Shares issued for Interest, Shares				2,722
Ending balance, Shares at Dec. 31, 2021	293,053	34	7	3,043,213	29,338
Shares issued for Debt				$ 1		39,999			40,000
Shares Issued for Debt, Shares				5,614
Shares issued for Interest				$ 0		14,192			14,192
Shares issued for Interest, Shares				1,992
Shares issued for Debt				$ 0		50,000			50,000
Shares Issued for Debt, Shares				4,167
Shares issued for Interest				$ 0		19,012			19,012
Shares issued for Interest, Shares				1,584
Shares issued for Debt				$ 5		10,959			10,964
Shares Issued for Debt, Shares				48,318
Shares issued for Debt				$ 0		25,000			25,000
Shares Issued for Debt, Shares				667
Shares issued for Interest				$ 0		11,527			11,527
Shares issued for Interest, Shares				307
Shares issued for Debt				$ 0		60,000			60,000
Shares Issued for Debt, Shares				1,600
Shares issued for Interest				$ 0		25,440			25,440
Shares issued for Interest, Shares				678
Shares issued for Debt	$ 0					25,000			25,000
Shares Issued for Debt, Shares	667
Shares issued for Interest	$ 0					10,625			10,625
Shares issued for Interest, Shares	283
Net Loss							2,644,980		2,644,980
Shares issued for Debt				$ 1		48,419			48,420
Shares issued for Debt, Shares				5,861
Shares issued for Interest				$ 0		39,708			39,708
Shares Issued For Interest, Shares				4,806
Ending balance, value at Mar. 31, 2022	$ 28	$ 0		$ 305	$ 3	10,299,418	(87,785,509)	736,326	(76,749,430)
Ending balance, Shares at Mar. 31, 2022	293,053	34	7	3,053,879	29,338
Net Loss							(67,081,589)		(67,081,589)
Shares issued for Debt				$ 3		218,614			218,617
Shares issued for Debt, Shares				26,461
Shares issued for Interest				$ 0		1,701			1,701
Shares Issued For Interest, Shares				206
Shares issued for Debt				$ 7		550,154			550,161
Shares issued for Debt, Shares				66,485
Shares issued for Interest				$ 0		1,500			1,500
Shares Issued For Interest, Shares				181
Shares issued for Debt				$ 7		334,793			334,800
Shares issued for Debt, Shares				66,667
Shares issued for Debt				$ 7		334,793			334,800
Shares issued for Debt, Shares				66,667
Ending balance, value at Jun. 30, 2022	$ 28	$ 0		$ 328	$ 3	11,740,975	(20,827,342)	736,326	(8,349,684)
Ending balance, Shares at Jun. 30, 2022	293,053	34	7	3,280,543	29,338
Net Loss							66,958,167		66,958,167
Shares issued for Debt				$ 3		132,647			132,650
Shares issued for Debt, Shares				26,701
Shares issued for Interest				$ 1		32,949			32,950
Shares Issued For Interest, Shares				6,632
Shares issued for Debt				$ 4		180,548			180,552
Shares issued for Debt, Shares				36,343
Shares issued for Expenses				$ 0		45,500			45,500
Shares issued for Expenses, Shares				4,667
Ending balance, value at Sep. 30, 2022	$ 28	$ 0		$ 335	$ 3	12,132,620	(20,905,369)	736,326	(8,036,059)
Ending balance, Shares at Sep. 30, 2022	293,053	34	7	3,354,886	29,338
Net Loss							(78,027)		(78,027)
Preferred Shares Issued for Nonemployee Services	$ 1					299,999			300,000
Preferred Shares Issued for Nonemployee Services, Shares	6,667
Preferred Shares Issued for Debt	$ 7					761,493		0	761,500
Preferred Shares Issued for Debt, Shares	70,114
Preferred Shares Issued for Interest	$ 4					380,258			380,262
Preferred Shares Issued for Interest, Shares	35,012
Common Shares Issued For Interest				$ 1		25,368		0	25,369
Common Shares Issued For Interest, Shares				11,279
Preferred Shares Issued for Nonemployee Services	$ 0					48,372			48,372
Preferred Shares Issued for Nonemployee Services, Shares	1,112
Ending balance, value at Dec. 31, 2022	$ 40	$ 0		$ 337		13,648,107	(19,269,640)	$ 736,326	(4,884,827)
Ending balance, Shares at Dec. 31, 2022	405,958	34	7	3,366,165	29,338
Net Loss							$ 1,635,730		$ 1,635,730